Income Taxes (Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income before income taxes	¥ 244,651	¥ 347,438	¥ 383,239
Income taxes:
Current	75,493	111,433	109,071
Deferred	7,188	4,672	8,929
Income taxes	82,681	116,105	118,000
Domestic Country
Income Taxes [Line Items]
Income before income taxes	135,131	228,871	277,041
Income taxes:
Current	47,687	80,020	83,221
Deferred	4,126	3,414	6,796
Income taxes	51,813	83,434	90,017
Foreign Country
Income Taxes [Line Items]
Income before income taxes	109,520	118,567	106,198
Income taxes:
Current	27,806	31,413	25,850
Deferred	3,062	1,258	2,133
Income taxes	¥ 30,868	¥ 32,671	¥ 27,983